UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coldstream Capital Management, Inc.
Address: One -100th Avenue NE, Suite 102
         Bellevue, Washington 98004

13F File Number:  28-7820

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert D. Frazier
Title:     Chief Investment Officer
Phone:     425-283-1600

Signature, Place, and Date of Signing:

     /s/  Robert D. Frazier     Bellevue, WA     November 13, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    154

Form13F Information Table Value Total:     $287,888 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1508    16314 SH       SOLE                    16314
A V Homes, Inc.                COM              00234p102      255    17207 SH       SOLE                    17207
AMERIGROUP Corp.               COM              03073t102      213     2327 SH       SOLE                     1154              1173
ASML Holding N.V.              COM              n07059186      240     4474 SH       SOLE                      779              3695
AT&T                           COM              00206R102      661    17540 SH       SOLE                    17540
Abbott Labs                    COM              002824100     2849    41559 SH       SOLE                    41559
Aflac, Inc.                    COM              001055102     1377    28752 SH       SOLE                    28752
Albany Molecular Research      COM              012423109      117    33715 SH       SOLE                    33715
Altria Group, Inc.             COM              02209s103     2708    81114 SH       SOLE                    81114
American Electric Technologies COM              025576109       90    19200 SH       SOLE                    19200
Ameriprise Financial           COM              03076c106     1362    24019 SH       SOLE                    24019
Amgen                          COM              031162100      386     4574 SH       SOLE                     4574
Apple Computer                 COM              037833100     5804     8700 SH       SOLE                     8700
Arcos Dorados Holdings Inc Cla COM              g0457f107      408    26453 SH       SOLE                     4608             21845
Arm Holdings PLC Sponsored ADR COM              042068106      305    10893 SH       SOLE                     2318              8575
Astro-Med Inc New              COM              04638F108      132    15245 SH       SOLE                    15245
Baidu.com, Inc - ADS           COM              056752108      227     1941 SH       SOLE                      391              1550
Ballantyne Strong Inc          COM              058516105      205    49045 SH       SOLE                    49045
Baxter Int'l                   COM              071813109     1370    22730 SH       SOLE                    22730
Becton Dickinson               COM              075887109     1391    17708 SH       SOLE                    17708
Berkshire Hathaway Cl A        COM              084670108     1327     1000 SH       SOLE                     1000
Berkshire Hathaway Cl B        COM              084670702      395     4481 SH       SOLE                     4481
Blackrock, Inc.                COM              09247x101     1261     7073 SH       SOLE                     7073
Boeing Co                      COM              097023105     1384    19882 SH       SOLE                    19882
Brasil Foods Sponsored ADR     COM              10552T107      250    14433 SH       SOLE                     2528             11905
Bristol-Myers Squibb Co        COM              110122108      244     7232 SH       SOLE                     7232
CSP Inc                        COM              126389105       95    21105 SH       SOLE                    21105
Callaway Golf Co               COM              131193104      111    18035 SH       SOLE                    18035
Canadian National Railway Co.  COM              136375102      361     4095 SH       SOLE                      715              3380
Cardinal Health                COM              14149Y108     1205    30912 SH       SOLE                    30912
Caterpillar                    COM              149123101     1521    17677 SH       SOLE                    17677
Chevron Corp                   COM              166764100     3766    32305 SH       SOLE                    32305
Cisco Systems                  COM              17275R102     1455    76210 SH       SOLE                    76210
CoBiz Financial Inc.           COM              190897108      161    23071 SH       SOLE                    23071
Coca-Cola                      COM              191216100     1848    48720 SH       SOLE                    48720
Coca-Cola Enterprises Inc.     COM              19122t109      376    12016 SH       SOLE                     2121              9895
Colgate-Palmolive              COM              194162103     2182    20350 SH       SOLE                    20350
ConocoPhillips                 COM              20825C104     1779    31117 SH       SOLE                    31117
Core Laboratories              COM              N22717107      576     4743 SH       SOLE                      638              4105
Costco Wholesale Corp          COM              22160K105      417     4167 SH       SOLE                     4167
Cowen Group Inc New Cl A       COM              223622101      256    94640 SH       SOLE                    94640
Crane Co.                      COM              224399105     1283    32136 SH       SOLE                    32136
Crown Crafts Inc               COM              228309100      161    25960 SH       SOLE                    25960
Deere & Co                     COM              244199105     1313    15926 SH       SOLE                    15926
Edgewater Technology           COM              280358102      232    58440 SH       SOLE                    58440
Ensco PLC Ord Class A          COM              g3157s106     1228    22501 SH       SOLE                    22501
Entegris                       COM              29362U104       88    10876 SH       SOLE                      484             10392
Exxon Mobil Corp               COM              30231G102     2276    24886 SH       SOLE                    24886
Forest City Ent CL A           COM              345550107      206    13000 SH       SOLE                    13000
Gaiam                          COM              36268Q103      112    32040 SH       SOLE                    32040
General Electric               COM              369604103     2773   122085 SH       SOLE                   122085
Glacier Bancorp New            COM              37637Q105     1006    64510 SH       SOLE                    63345              1165
Google, Inc.                   COM              38259P508      392      519 SH       SOLE                      519
H. J. Heinz Co                 COM              423074103     1325    23680 SH       SOLE                    23680
Hardinge Inc.                  COM              412324303      103    10055 SH       SOLE                    10055
Heelys, Inc.                   COM              42279M107       92    50270 SH       SOLE                    50270
Honeywell Int'l                COM              438516106     1438    24059 SH       SOLE                    24059
Imation Corp                   COM              45245A107      263    47050 SH       SOLE                    47050
Int'l Business Machines        COM              459200101     2507    12086 SH       SOLE                    12086
Intel Corp                     COM              458140100     1572    69368 SH       SOLE                    69368
Invesco Value Insured Muni Tr  COM              46132W103      235    14830 SH       SOLE                    14830
Johnson and Johnson            COM              478160104     1623    23560 SH       SOLE                    23560
KKR & Company LP               COM              48248M102      302    20000 SH       SOLE                    20000
Kraft Foods, Inc.              COM              50075N104      801    19360 SH       SOLE                    19360
Landec Corp                    COM              514766104      264    23035 SH       SOLE                    23035
Lazard Ltd Shs A               COM              G54050102      284     9729 SH       SOLE                     1699              8030
Life Time Fitness              COM              53217R207      238     5199 SH       SOLE                     1446              3753
Market Leader Inc              COM              57056R103      412    61550 SH       SOLE                    61550
McCormick & Company            COM              579780206     1552    25015 SH       SOLE                    25015
McDonald's Corp                COM              580135101     1628    17747 SH       SOLE                    17747
Medical Prop Trst, IN          COM              58463j304      131    12576 SH       SOLE                     2796              9780
Medtronic, Inc.                COM              585055106     1774    41142 SH       SOLE                    41142
Microsoft Corp                 COM              594918104    56003  1881832 SH       SOLE                  1881832
Mitcham Industries             COM              606501104      421    26400 SH       SOLE                    26400
Myrexis, Inc.                  COM              62856h107       90    37100 SH       SOLE                    37100
Norfolk Southern Corp          COM              655844108     1768    27785 SH       SOLE                    27785
Novo Nordisk A/S               COM              670100205      382     2419 SH       SOLE                      424              1995
ORBCOMM, Inc.                  COM              68555P100      149    39945 SH       SOLE                    39945
Oneok, Inc.                    COM              682680103      201     4164 SH       SOLE                     1624              2540
Orion Energy Systems, Inc      COM              686275108      249   125930 SH       SOLE                   125930
PC-Tel                         COM              69325q105      342    48545 SH       SOLE                    48545
Pepsico                        COM              713448108     1785    25229 SH       SOLE                    25229
Perceptron, Inc.               COM              71361F100      290    46350 SH       SOLE                    46350
Pervasive Software Inc.        COM              715710109      412    47910 SH       SOLE                    47910
Philip Morris Int'l            COM              718172109     4084    45410 SH       SOLE                    45410
Phillips 66                    COM              718546104      717    15466 SH       SOLE                    15466
Pixelworks                     COM              72581M107       29    10000 SH       SOLE                    10000
Potash Corp of Saskatchewan    COM              73755L107      407     9373 SH       SOLE                     1633              7740
Procter & Gamble Co            COM              742718109     1690    24367 SH       SOLE                    24367
Raymond James Financial        COM              754730109      214     5847 SH       SOLE                      827              5020
Red Lion Hotels Corp.          COM              756764106      136    21705 SH       SOLE                    21705
Rentech, Inc.                  COM              760112102      248   100823 SH       SOLE                   100823
Rosetta Stone, Inc.            COM              777780107      218    17060 SH       SOLE                    17060
Savient Pharmaceuticals        COM              80517q100       71    28320 SH       SOLE                    28320
Sigma Designs, Inc.            COM              826565103      173    26215 SH       SOLE                    26215
Stanley Black & Decker, Inc.   COM              854502101     1384    18145 SH       SOLE                    18145
Starbucks Corp                 COM              855244109      921    18165 SH       SOLE                    18165
Taiwan Semiconductor Mfg. ADS  COM              874039100      471    29743 SH       SOLE                     5193             24550
Target                         COM              87612E106     2009    31646 SH       SOLE                    31646
Team Inc.                      COM              878155100      303     9515 SH       SOLE                     9515
The Blackstone Group           COM              09253u108     1161    81309 SH       SOLE                    81309
Time Warner                    COM              887317303      213     4700 SH       SOLE                     4700
USX-Marathon Group             COM              565849106     1263    42703 SH       SOLE                    42703
Valspar Corp                   COM              920355104      214     3813 SH       SOLE                      504              3309
Verizon Communications         COM              92343V104      206     4514 SH       SOLE                     4514
Versar Inc                     COM              925297103      218    64870 SH       SOLE                    64870
Vical, Inc.                    COM              925602104      312    72045 SH       SOLE                    72045
Wal-Mart Stores, Inc.          COM              931142103      220     2980 SH       SOLE                     2980
Waste Management, Inc.         COM              94106L109      472    14705 SH       SOLE                    14705
XO Communications              COM              983772104      261    31215 SH       SOLE                    31215
Xilinx                         COM              983919101     1320    39509 SH       SOLE                    39509
Invesco Muni Income Op Com     ETF              46132x101      123    16441 SH       SOLE                    16441
Alps ETF Tr Alerian MLP        ETF              00162Q866     2879   173763 SH       SOLE                   173763
Barclays iPath S&P 500 Dynamic ETF              06741l609     2589    49063 SH       SOLE                    49063
Eaton Vance Enhanced Equity In ETF              278277108     1946   175609 SH       SOLE                   175609
Eaton Vance Tax-Managed Global ETF              27829F108      655    74375 SH       SOLE                    74375
Energy Select Sector SPDR      ETF              81369y506      451     6135 SH       SOLE                     6135
GreenHaven Continuous Commodit ETF              395258106    15600   511471 SH       SOLE                   511471
Industrial Select Sector SPDR  ETF              81369Y704      569    15582 SH       SOLE                    15582
JP Morgan Chase & Co Alerian M ETF              46625H365      456    11278 SH       SOLE                    11278
Lazard Global Total Return & I ETF              52106W103      257    17136 SH       SOLE                    17136
MKT Vect Gold Miners           ETF              57060U100     1054    19640 SH       SOLE                    19640
MS Emerging Markets Domestic D ETF              617477104     3288   199629 SH       SOLE                   199629
Pimco ETF Tr 1-5 US TIP Index  ETF              72201r205     3726    69105 SH       SOLE                    69105
PowerShares Intl Dividend Achi ETF              73935X716    10392   683713 SH       SOLE                   683713
SPDR Gold Trust                ETF              78463v107     4154    24164 SH       SOLE                    24164
SPDR Nuveen S&P High Yield Mun ETF              78464A284      391     6789 SH       SOLE                     6789
SPDR S&P 500 ETF Tr Series-1   ETF              78462F103     4047    28108 SH       SOLE                    28108
SPDR S&P Dividend ETF          ETF              78464a763      926    15942 SH       SOLE                    15942
SPDR S&P Midcap 400 ETF Trust  ETF              78467y107      286     1592 SH       SOLE                     1592
Tortoise Energy Infrastructure ETF              89147L100      349     8611 SH       SOLE                     8336               275
Tortoise Pwr & Energy Infra    ETF              89147X104      367    14229 SH       SOLE                    14229
Vanguard Dividend Appreciation ETF              921908844    16097   269723 SH       SOLE                   269723
Vanguard Emerging Mkts Stock I ETF              922042858    11089   265799 SH       SOLE                   265799
Vanguard FTSE All-World Ex-US  ETF              922042775     7221   168084 SH       SOLE                   168084
Vanguard Growth ETF            ETF              922908736    14395   198824 SH       SOLE                   198824
Vanguard Index Fds Ext Mkt VIP ETF              922908652     4726    79356 SH       SOLE                    79356
Vanguard Index Intermediate Te ETF              921937819      854     9462 SH       SOLE                     9462
Vanguard Index Short Term Bond ETF              921937827      258     3170 SH       SOLE                     3170
Vanguard REIT Vipers           ETF              922908553     7029   108187 SH       SOLE                   108187
Vanguard Small-Cap ETF         ETF              922908751     1219    15214 SH       SOLE                    15214
iShares DJ Select Dividend Ind ETF              464287168      248     4304 SH       SOLE                     4304
iShares Lehman 1-3 Yr Treasury ETF              464287457     1953    23108 SH       SOLE                    23108
iShares Lehman US Tst Inflatio ETF              464287176     1310    10762 SH       SOLE                    10762
iShares MSCI ACWI All World    ETF              464288257      206     4418 SH       SOLE                     4418
iShares MSCI Australia         ETF              464286103      296    12432 SH       SOLE                    12432
iShares MSCI Canada            ETF              464286509      241     8472 SH       SOLE                     8472
iShares MSCI EAFE Index        ETF              464287465      617    11650 SH       SOLE                    11650
iShares MSCI Emerging Markets  ETF              464287234     2084    50432 SH       SOLE                    50432
iShares Russell 1000 Growth In ETF              464287614     1949    29226 SH       SOLE                    29226
iShares Russell Midcap Index F ETF              464287499     7867    71033 SH       SOLE                    71033
iShares S&P 500 Index Fund     ETF              464287200      632     4374 SH       SOLE                     4374
iShares S&P Midcap 400 Index F ETF              464287507     1649    16716 SH       SOLE                    16716
iShares iBoxx $ High Yield Cor ETF              464288513      223     2412 SH       SOLE                     2412